Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Payroll and related benefits	¥ 75,750	¥ 65,719
Temporary receipt from students	51,555	47,885
Deposits received	34,940	35,939
Bond interest payables		24,862
Other tax payable	17,574	9,406
Professional fee	13,297	7,501
Commission fee	8,257	4,975
Offering subsidies-current		1,174
Accrual rental expense	3,561	1,971
Accrual utilities expenses	6,583	1,391
Others	50,973	33,213
Total	¥ 262,490	¥ 234,036